497(e)
                                                                       333-81501

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 15, 2009 TO THE CURRENT PROSPECTUS FOR EQUI-VEST(R)

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.

CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")

1.  PORTFOLIO NAME CHANGES

    Effective on or about January 15, 2009, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

    ----------------------------------------------------------------------------
    Existing Portfolio Name              New Portfolio Name
    ----------------------------------------------------------------------------
    EQ/AllianceBernstein Intermediate    EQ/Intermediate Government Bond Index
      Government Securities
    ----------------------------------------------------------------------------
    EQ/JPMorgan Core Bond                EQ/Core Bond Index
    ----------------------------------------------------------------------------

2.  PORTFOLIO SUB-ADVISER CHANGES

    Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace AllianceBernstein, L.P. as the Sub-Adviser to the EQ/Intermediate Government Bond Index Portfolio and JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

    -------------------------------------
    AXA Premier VIP Trust
    -------------------------------------
    MULTIMANAGER AGGRESSIVE EQUITY
    -------------------------------------
    MULTIMANAGER CORE BOND
    -------------------------------------
    MULTIMANAGER HEALTH CARE
    -------------------------------------
    MULTIMANAGER HIGH YIELD
    -------------------------------------
    MULTIMANAGER INTERNATIONAL EQUITY
    -------------------------------------
    MULTIMANAGER LARGE CAP CORE EQUITY
    -------------------------------------
    MULTIMANAGER LARGE CAP GROWTH
    -------------------------------------
    MULTIMANAGER LARGE CAP VALUE
    -------------------------------------
    MULTIMANAGER MID CAP GROWTH
    -------------------------------------
    MULTIMANAGER MID CAP VALUE
    -------------------------------------
    MULTIMANAGER SMALL CAP GROWTH
    -------------------------------------
    MULTIMANAGER SMALL CAP VALUE
    -------------------------------------
    MULTIMANAGER TECHNOLOGY
    -------------------------------------

3.  AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

    The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the


Series 800 NB/IF (AR)                                                     x02447
Form # 888-544 (1/09)                                              142045 (1/09)

    Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.

    The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your contract.

4.  FEE TABLE

    The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1 and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Aggressive Equity, Multimanager Health Care, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth, Multimanager Small Cap Value and Multimanager Technology are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.


    ----------------------------------------------------------------------------------
                                                                          Acquired
                                                                         Fund Fees
                                                                            and
                                                                          Expenses
                                       Management     12b-1     Other   (Underlying
    Portfolio Name                       Fees         Fees    Expenses   Portfolios)
    ----------------------------------------------------------------------------------
    AXA Premier VIP Trust
    ----------------------------------------------------------------------------------
    AXA Aggressive Allocation            0.10%         0.25%     0.17%      0.92%
    AXA Conservative Allocation          0.10%         0.25%     0.21%      0.69%
    AXA Conservative-Plus Allocation     0.10%         0.25%     0.19%      0.76%
    AXA Moderate Allocation              0.10%         0.25%     0.17%      0.82%
    AXA Moderate-Plus Allocation         0.10%         0.25%     0.17%      0.86%
    Multimanager Aggressive Equity       0.59%         0.25%     0.16%        --
    Multimanager Core Bond               0.53%         0.25%     0.18%        --
    Multimanager Health Care             0.95%         0.25%     0.22%        --
    Multimanager High Yield              0.53%         0.25%     0.18%        --
    Multimanager International Equity    0.82%         0.25%     0.21%        --
    Multimanager Large Cap Core Equity   0.69%         0.25%     0.21%        --
    Multimanager Large Cap Growth        0.75%         0.25%     0.24%        --
    Multimanager Large Cap Value         0.72%         0.25%     0.20%        --
    Multimanager Mid Cap Growth          0.80%         0.25%     0.20%        --
    Multimanager Mid Cap Value           0.80%         0.25%     0.19%        --
    Multimanager Small Cap Growth        0.85%         0.25%     0.24%        --
    Multimanager Small Cap Value         0.85%         0.25%     0.19%        --
    Multimanager Technology              0.95%         0.25%     0.22%      0.01%
    ----------------------------------------------------------------------------------
     EQ Advisors Trust
    ----------------------------------------------------------------------------------
    EQ/Intermediate Government           0.35%         0.25%     0.14%        --
      Bond Index
    EQ/Core Bond Index                   0.35%         0.25%     0.11%        --
    ----------------------------------------------------------------------------------


    ------------------------------------------------------------------------------------
                                                                       Net Total
                                       Total Annual    Fee Waivers      Annual
                                         Expenses        and/or        Expenses
                                         (Before         Expense        (After
                                         Expense       Reimburse-      Expense
     Portfolio Name                    Limitations)       ments      Limitations)
    ------------------------------------------------------------------------------------
     AXA Premier VIP Trust
    ------------------------------------------------------------------------------------
    AXA Aggressive Allocation            1.44%           (0.19)%        1.25%
    AXA Conservative Allocation          1.25%           (0.25)%        1.00%
    AXA Conservative-Plus Allocation     1.30%           (0.20)%        1.10%
    AXA Moderate Allocation              1.34%           (0.19)%        1.15%
    AXA Moderate-Plus Allocation         1.38%           (0.18)%        1.20%
    Multimanager Aggressive Equity       1.00%              --          1.00%
    Multimanager Core Bond               0.96%            0.00%         0.96%
    Multimanager Health Care             1.42%            0.00%         1.42%
    Multimanager High Yield              0.96%              --          0.96%
    Multimanager International Equity    1.28%            0.00%         1.28%
    Multimanager Large Cap Core Equity   1.15%            0.00%         1.15%
    Multimanager Large Cap Growth        1.24%            0.00%         1.24%
    Multimanager Large Cap Value         1.17%            0.00%         1.17%
    Multimanager Mid Cap Growth          1.25%            0.00%         1.25%
    Multimanager Mid Cap Value           1.24%            0.00%         1.24%
    Multimanager Small Cap Growth        1.34%            0.00%         1.34%
    Multimanager Small Cap Value         1.29%            0.00%         1.29%
    Multimanager Technology              1.43%            0.00%         1.43%
    ------------------------------------------------------------------------------------
    EQ Advisors Trust
    ------------------------------------------------------------------------------------
    EQ/Intermediate Government           0.74%              --          0.74%
      Bond Index
    EQ/Core Bond Index                   0.71%              --          0.71%      0.46%
    ------------------------------------------------------------------------------------

5.  REVISED "EXAMPLE"

    The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1 and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.)


    -------------------------------------------------------------------------------------------------------------------------------
                                                                                       If you annuitize at the end of the
                                                                                        applicable time period and select
                                                                                      a non-life contingent period certain
                                          If you surrender your contract at the           annuity option with less than
                                            end of the applicable time period                       ten years
    -------------------------------------------------------------------------------------------------------------------------------
                                          1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
    -------------------------------------------------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    -------------------------------------------------------------------------------------------------------------------------------
    AXA Aggressive Allocation               $898     $1,688     $2,497      $4,031     N/A       $1,688     $2,497      $4,031
    AXA Conservative Allocation             $879     $1,633     $2,408      $3,856     N/A       $1,633     $2,408      $3,856
    AXA Conservative-Plus Allocation        $884     $1,648     $2,432      $3,902     N/A       $1,648     $2,432      $3,902
    AXA Moderate Allocation                 $888     $1,659     $2,450      $3,939     N/A       $1,659     $2,450      $3,939
    AXA Moderate-Plus Allocation            $892     $1,671     $2,469      $3,976     N/A       $1,671     $2,469      $3,976
    Multimanager Aggressive Equity          $855     $1,561     $2,290      $3,621     N/A       $1,561     $2,290      $3,621
    Multimanager Core Bond                  $850     $1,549     $2,270      $3,581     N/A       $1,549     $2,270      $3,581
    Multimanager Health Care                $896     $1,683     $2,488      $4,013     N/A       $1,683     $2,488      $4,013
    Multimanager High Yield                 $851     $1,549     $2,271      $3,583     N/A       $1,549     $2,271      $3,583
    Multimanager International Equity       $882     $1,642     $2,422      $3,884     N/A       $1,642     $2,422      $3,884
    Multimanager Large Cap Core Equity      $869     $1,604     $2,361      $3,762     N/A       $1,604     $2,361      $3,762
    Multimanager Large Cap Growth           $878     $1,630     $2,403      $3,846     N/A       $1,630     $2,403      $3,846
    Multimanager Large Cap Value            $872     $1,611     $2,371      $3,783     N/A       $1,611     $2,371      $3,783
    Multimanager Mid Cap Growth             $879     $1,633     $2,408      $3,856     N/A       $1,633     $2,408      $3,856
    Multimanager Mid Cap Value              $878     $1,630     $2,403      $3,846     N/A       $1,630     $2,403      $3,846
    Multimanager Small Cap Growth           $888     $1,659     $2,450      $3,939     N/A       $1,659     $2,450      $3,939
    Multimanager Small Cap Value            $883     $1,645     $2,427      $3,893     N/A       $1,645     $2,427      $3,893
    Multimanager Technology                 $897     $1,686     $2,493      $4,022     N/A       $1,686     $2,493      $4,022
    -------------------------------------------------------------------------------------------------------------------------------
    EQ ADVISORS TRUST:
    -------------------------------------------------------------------------------------------------------------------------------
    EQ/Core Bond Index                      $826     $1,475     $2,150      $3,338     N/A       $1,475     $2,150      $3,338
    EQ/Intermediate Government Bond
      Index                                 $828     $1,482     $2,162      $3,362     N/A       $1,482     $2,162      $3,362
    -------------------------------------------------------------------------------------------------------------------------------


    ------------------------------------------------------------------------------------
                                         If you do not surrender your contract
                                              at the end of the applicable
                                                      time period
    ------------------------------------------------------------------------------------
                                         1 year    3 years    5 years    10 years
    ------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    ------------------------------------------------------------------------------------
    AXA Aggressive Allocation               $382     $1,160     $1,957     $4,031
    AXA Conservative Allocation             $362     $1,102     $1,862     $3,856
    AXA Conservative-Plus Allocation        $368     $1,117     $1,887     $3,902
    AXA Moderate Allocation                 $372     $1,130     $1,907     $3,939
    AXA Moderate-Plus Allocation            $376     $1,142     $1,927     $3,976
    Multimanager Aggressive Equity          $336     $1,025     $1,737     $3,621
    Multimanager Core Bond                  $332     $1,012     $1,716     $3,581
    Multimanager Health Care                $380     $1,154     $1,947     $4,013
    Multimanager High Yield                 $332     $1,013     $1,717     $3,583
    Multimanager International Equity       $365     $1,111     $1,877     $3,884
    Multimanager Large Cap Core Equity      $352     $1,071     $1,812     $3,762
    Multimanager Large Cap Growth           $361     $1,099     $1,857     $3,846
    Multimanager Large Cap Value            $354     $1,078     $1,823     $3,783
    Multimanager Mid Cap Growth             $362     $1,102     $1,862     $3,856
    Multimanager Mid Cap Value              $361     $1,099     $1,857     $3,846
    Multimanager Small Cap Growth           $372     $1,130     $1,907     $3,939
    Multimanager Small Cap Value            $366     $1,114     $1,882     $3,893
    Multimanager Technology                 $381     $1,157     $1,952     $4,022
    ------------------------------------------------------------------------------------
    EQ ADVISORS TRUST:
    ------------------------------------------------------------------------------------
    EQ/Core Bond Index                      $306     $  935     $1,589     $3,338
    EQ/Intermediate Government Bond
      Index                                 $308     $  943     $1,601     $3,362
    ------------------------------------------------------------------------------------






   Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                            Life Insurance Company.

Co-distributed by affiliates AXA Advisors, LLC and/or AXA Distributors, LLC,
                         1290 Avenue of the Americas,
                              New York, NY 10104.

                      AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 15, 2009 TO THE CURRENT PROSPECTUS FOR EQUI-VEST(R)

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.

CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")

1.  PORTFOLIO NAME CHANGES

    Effective on or about January 15, 2009, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

    ----------------------------------------------------------------------------
    Existing Portfolio Name              New Portfolio Name
    ----------------------------------------------------------------------------
    EQ/AllianceBernstein Intermediate    EQ/Intermediate Government Bond Index
      Government Securities
    ----------------------------------------------------------------------------
    EQ/JPMorgan Core Bond                EQ/Core Bond Index
    ----------------------------------------------------------------------------

2.  PORTFOLIO SUB-ADVISER CHANGES

    Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace AllianceBernstein, L.P. as the Sub-Adviser to the EQ/Intermediate Government Bond Index Portfolio and JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

    ------------------------------------
    AXA Premier VIP Trust
    ------------------------------------
    MULTIMANAGER AGGRESSIVE EQUITY
    ------------------------------------
    MULTIMANAGER CORE BOND
    ------------------------------------
    MULTIMANAGER HEALTH CARE
    ------------------------------------
    MULTIMANAGER HIGH YIELD
    ------------------------------------
    MULTIMANAGER INTERNATIONAL EQUITY
    ------------------------------------
    MULTIMANAGER LARGE CAP CORE EQUITY
    ------------------------------------
    MULTIMANAGER LARGE CAP GROWTH
    ------------------------------------
    MULTIMANAGER LARGE CAP VALUE
    ------------------------------------
    MULTIMANAGER MID CAP GROWTH
    ------------------------------------
    MULTIMANAGER MID CAP VALUE
    ------------------------------------
    MULTIMANAGER SMALL CAP GROWTH
    ------------------------------------
    MULTIMANAGER SMALL CAP VALUE
    ------------------------------------
    MULTIMANAGER TECHNOLOGY
    ------------------------------------

3.  AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

    The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the


Series 801 NB/IF (AR)                                                     x02448
Form # 888-545 (1/09)                                              142046 (1/09)

    Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.

    The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your contract.

4.  FEE TABLE

    The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1 and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Aggressive Equity, Multimanager Health Care, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth, Multimanager Small Cap Value and Multimanager Technology are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.


    ----------------------------------------------------------------------------
                                      Management       12b-1     Other
    Portfolio Name                       Fees          Fees     Expenses
    ----------------------------------------------------------------------------
    AXA Premier VIP Trust
    ----------------------------------------------------------------------------
    AXA Aggressive Allocation            0.10%         0.25%     0.17%
    AXA Conservative Allocation          0.10%         0.25%     0.21%
    AXA Conservative-Plus Allocation     0.10%         0.25%     0.19%
    AXA Moderate Allocation              0.10%         0.25%     0.17%
    AXA Moderate-Plus Allocation         0.10%         0.25%     0.17%
    Multimanager Aggressive Equity       0.59%         0.25%     0.16%
    Multimanager Core Bond               0.53%         0.25%     0.18%
    Multimanager Health Care             0.95%         0.25%     0.22%
    Multimanager High Yield              0.53%         0.25%     0.18%
    Multimanager International Equity    0.82%         0.25%     0.21%
    Multimanager Large Cap Core Equity   0.69%         0.25%     0.21%
    Multimanager Large Cap Growth        0.75%         0.25%     0.24%
    Multimanager Large Cap Value         0.72%         0.25%     0.20%
    Multimanager Mid Cap Growth          0.80%         0.25%     0.20%
    Multimanager Mid Cap Value           0.80%         0.25%     0.19%
    Multimanager Small Cap Growth        0.85%         0.25%     0.24%
    Multimanager Small Cap Value         0.85%         0.25%     0.19%
    Multimanager Technology              0.95%         0.25%     0.22%
    EQ Advisors Trust
    ----------------------------------------------------------------------------
    EQ/Intermediate Government Bond Index0.35%         0.25%     0.14%
    EQ/Core Bond Index                   0.35%         0.25%     0.11%
    ----------------------------------------------------------------------------


    --------------------------------------------------------------------------------------------------
                                            Acquired                                     Net Total
                                           Fund Fees     Total Annual    Fee Waivers      Annual
                                              and          Expenses        and/or        Expenses
                                            Expenses       (Before         Expense        (After
                                          (Underlying      Expense       Reimburse-      Expense
    Portfolio Name                         Portfolios)    Limitations)       ments      Limitations)
    --------------------------------------------------------------------------------------------------
    AXA Premier VIP Trust
    --------------------------------------------------------------------------------------------------
    AXA Aggressive Allocation            0.92%         1.44%           (0.19)%        1.25%
    AXA Conservative Allocation          0.69%         1.25%           (0.25)%        1.00%
    AXA Conservative-Plus Allocation     0.76%         1.30%           (0.20)%        1.10%
    AXA Moderate Allocation              0.82%         1.34%           (0.19)%        1.15%
    AXA Moderate-Plus Allocation         0.86%         1.38%           (0.18)%        1.20%
    Multimanager Aggressive Equity         --          1.00%              --          1.00%
    Multimanager Core Bond                 --          0.96%            0.00%         0.96%
    Multimanager Health Care               --          1.42%            0.00%         1.42%
    Multimanager High Yield                --          0.96%              --          0.96%
    Multimanager International Equity      --          1.28%            0.00%         1.28%
    Multimanager Large Cap Core Equity     --          1.15%            0.00%         1.15%
    Multimanager Large Cap Growth          --          1.24%            0.00%         1.24%
    Multimanager Large Cap Value           --          1.17%            0.00%         1.17%
    Multimanager Mid Cap Growth            --          1.25%            0.00%         1.25%
    Multimanager Mid Cap Value             --          1.24%            0.00%         1.24%
    Multimanager Small Cap Growth          --          1.34%            0.00%         1.34%
    Multimanager Small Cap Value           --          1.29%            0.00%         1.29%
    Multimanager Technology              0.01%         1.43%            0.00%         1.43%
    EQ Advisors Trust
    --------------------------------------------------------------------------------------------------
    EQ/Intermediate Government             --          0.74%              --          0.74%
      Bond Index
    EQ/Core Bond Index                     --          0.71%              --          0.71%
    --------------------------------------------------------------------------------------------------

5.  REVISED "EXAMPLE"

    The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1 and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.)


    -----------------------------------------------------------------------------------------------------------------------------
                                                                                     If you annuitize at the end of the
                                                                                      applicable time period and select
                                                                                    a non-life contingent period certain
                                        If you surrender your contract at the           annuity option with less than
                                          end of the applicable time period                       ten years
    -----------------------------------------------------------------------------------------------------------------------------
                                        1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
    -----------------------------------------------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    -----------------------------------------------------------------------------------------------------------------------------
    AXA Aggressive Allocation             $902     $1,698     $2,513      $4,062     N/A       $1,698     $2,513      $4,062
    AXA Conservative Allocation           $883     $1,643     $2,424      $3,887     N/A       $1,643     $2,424      $3,887
    AXA Conservative-Plus Allocation      $888     $1,658     $2,447      $3,933     N/A       $1,658     $2,447      $3,933
    AXA Moderate Allocation               $892     $1,669     $2,466      $3,970     N/A       $1,669     $2,466      $3,970
    AXA Moderate-Plus Allocation          $896     $1,681     $2,485      $4,007     N/A       $1,681     $2,485      $4,007
    -----------------------------------------------------------------------------------------------------------------------------


    --------------------------------------------------------------------------------
                                       If you do not surrender your contract
                                            at the end of the applicable
                                                    time period
    --------------------------------------------------------------------------------
                                       1 year    3 years    5 years    10 years
    AXA PREMIER VIP TRUST:
    --------------------------------------------------------------------------------
    AXA Aggressive Allocation             $386     $1,170     $1,973     $4,062
    AXA Conservative Allocation           $366     $1,112     $1,879     $3,887
    AXA Conservative-Plus Allocation      $371     $1,128     $1,904     $3,933
    AXA Moderate Allocation               $375     $1,140     $1,924     $3,970
    AXA Moderate-Plus Allocation          $379     $1,152     $1,943     $4,007


    --------------------------------------------------------------------------------------------------------------------------------
                                                                                          If you annuitize at the end of the
                                                                                           applicable time period and select
                                                                                         a non-life contingent period certain
                                             If you surrender your contract at the           annuity option with less than
                                               end of the applicable time period                       ten years
    --------------------------------------------------------------------------------------------------------------------------------
                                              1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
    --------------------------------------------------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    --------------------------------------------------------------------------------------------------------------------------------
    Multimanager Aggressive Equity             $858     $1,571     $2,306      $3,654     N/A       $1,571     $2,306      $3,654
    Multimanager Core Bond                     $854     $1,558     $2,286      $3,613     N/A       $1,558     $2,286      $3,613
    Multimanager Health Care                   $900     $1,692     $2,504      $4,044     N/A       $1,692     $2,504      $4,044
    Multimanager High Yield                    $854     $1,559     $2,287      $3,615     N/A       $1,559     $2,287      $3,615
    Multimanager International Equity          $886     $1,652     $2,438      $3,915     N/A       $1,652     $2,438      $3,915
    Multimanager Large Cap Core Equity         $873     $1,614     $2,377      $3,794     N/A       $1,614     $2,377      $3,794
    Multimanager Large Cap Growth              $882     $1,640     $2,419      $3,878     N/A       $1,640     $2,419      $3,878
    Multimanager Large Cap Value               $875     $1,620     $2,387      $3,814     N/A       $1,620     $2,387      $3,814
    Multimanager Mid Cap Growth                $883     $1,643     $2,424      $3,887     N/A       $1,643     $2,424      $3,887
    Multimanager Mid Cap Value                 $882     $1,640     $2,419      $3,878     N/A       $1,640     $2,419      $3,878
    Multimanager Small Cap Growth              $892     $1,669     $2,466      $3,970     N/A       $1,669     $2,466      $3,970
    Multimanager Small Cap Value               $887     $1,655     $2,443      $3,924     N/A       $1,655     $2,443      $3,924
    Multimanager Technology                    $901     $1,695     $2,508      $4,053     N/A       $1,695     $2,508      $4,053
    --------------------------------------------------------------------------------------------------------------------------------
    EQ ADVISORS TRUST:
    --------------------------------------------------------------------------------------------------------------------------------
    EQ/Core Bond Index                         $829     $1,485     $2,166      $3,371     N/A       $1,485     $2,166      $3,371
    EQ/Intermediate Government Bond Index      $831     $1,492     $2,178      $3,395     N/A       $1,492     $2,178      $3,395
    --------------------------------------------------------------------------------------------------------------------------------


    ------------------------------------------------------------------------------------
                                            If you do not surrender your contract
                                                 at the end of the applicable
                                                         time period
    ------------------------------------------------------------------------------------
                                            1 year    3 years    5 years    10 years
    ------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    ------------------------------------------------------------------------------------
    Multimanager Aggressive Equity             $340     $1,036     $1,754     $3,654
    Multimanager Core Bond                     $335     $1,023     $1,733     $3,613
    Multimanager Health Care                   $384     $1,164     $1,963     $4,044
    Multimanager High Yield                    $336     $1,023     $1,734     $3,615
    Multimanager International Equity          $369     $1,121     $1,894     $3,915
    Multimanager Large Cap Core Equity         $355     $1,081     $1,829     $3,794
    Multimanager Large Cap Growth              $365     $1,109     $1,874     $3,878
    Multimanager Large Cap Value               $358     $1,088     $1,840     $3,814
    Multimanager Mid Cap Growth                $366     $1,112     $1,879     $3,887
    Multimanager Mid Cap Value                 $365     $1,109     $1,874     $3,878
    Multimanager Small Cap Growth              $375     $1,140     $1,924     $3,970
    Multimanager Small Cap Value               $370     $1,124     $1,899     $3,924
    Multimanager Technology                    $385     $1,167     $1,968     $4,053
    ------------------------------------------------------------------------------------
    EQ ADVISORS TRUST:
    ------------------------------------------------------------------------------------
    EQ/Core Bond Index                         $309     $  945     $1,606     $3,371
    EQ/Intermediate Government Bond Index      $312     $  953     $1,619     $3,395
    ------------------------------------------------------------------------------------



   Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                            Life Insurance Company.

                      AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234

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